Distribution Date:	08/17/26	BBCMS Mortgage Trust 2022-C18
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2022-C18

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Schmidt	SPLegalNotices@barclays.com;
				CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	5	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Cash Flows	6		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 1)	13-14		Association
			Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com;
Mortgage Loan Detail (Part 2)	15-16			AskMidland@midlandls.com
Principal Prepayment Detail	17		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Historical Detail	18	Special Servicer	Rialto Capital Advisors, LLC
Delinquency Loan Detail	19		Attention: Liat Heller	liat.heller@rialtocapital.com
Collateral Stratification and Historical Detail	20		200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131 | United States
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 1	21	Representations Reviewer
Specially Serviced Loan Detail - Part 2	22		Attention: BBCMS 2022-C18 – Surveillance Manager	cmbs.notices@parkbridgefinancial.com
Modified Loan Detail	23		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Liquidated Loan Detail	24	Trustee	Computershare Trust Company, N.A.
Historical Bond / Collateral Loss Reconciliation Detail	25		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Interest Shortfall Detail - Collateral Level	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	054975AA5	5.877000%	10,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	054975AB3	5.495000%	73,000,000.00	61,638,314.28	234,220.38	282,252.11	0.00	0.00	516,472.49	61,404,093.90	30.85%	30.00%
A-3	054975AC1	5.998000%	42,100,000.00	42,100,000.00	0.00	210,429.83	0.00	0.00	210,429.83	42,100,000.00	30.85%	30.00%
A-4	054975AD9	5.439000%	175,000,000.00	175,000,000.00	0.00	793,187.50	0.00	0.00	793,187.50	175,000,000.00	30.85%	30.00%
A-5	054975AE7	5.710000%	248,200,000.00	248,200,000.00	0.00	1,181,018.33	0.00	0.00	1,181,018.33	248,200,000.00	30.85%	30.00%
A-SB	054975AF4	5.949000%	16,826,000.00	16,826,000.00	0.00	83,414.90	0.00	0.00	83,414.90	16,826,000.00	30.85%	30.00%
A-S	054975AJ6	6.369375%	70,715,000.00	70,715,000.00	0.00	375,341.97	0.00	0.00	375,341.97	70,715,000.00	21.85%	21.25%
B	054975AK3	6.369375%	34,348,000.00	34,348,000.00	0.00	182,312.75	0.00	0.00	182,312.75	34,348,000.00	17.48%	17.00%
C	054975AL1	6.369375%	38,389,000.00	38,389,000.00	0.00	203,761.62	0.00	0.00	203,761.62	38,389,000.00	12.60%	12.25%
D	054975AP2	4.000000%	20,204,000.00	20,204,000.00	0.00	67,346.67	0.00	0.00	67,346.67	20,204,000.00	10.03%	9.75%
E-RR	054975AR8	6.369375%	19,194,000.00	19,194,000.00	0.00	101,878.15	0.00	0.00	101,878.15	19,194,000.00	7.58%	7.38%
F-RR	054975AT4	6.369375%	11,113,000.00	11,113,000.00	0.00	58,985.72	0.00	0.00	58,985.72	11,113,000.00	6.17%	6.00%
G-RR	054975AV9	6.369375%	10,102,000.00	10,102,000.00	0.00	53,619.52	0.00	0.00	53,619.52	10,102,000.00	4.88%	4.75%
H-RR	054975AX5	6.369375%	9,092,000.00	9,092,000.00	0.00	48,258.63	0.00	0.00	48,258.63	9,092,000.00	3.73%	3.63%
J-RR*	054975AZ0	6.369375%	29,297,236.00	29,297,236.00	0.00	143,371.25	0.00	0.00	143,371.25	29,297,236.00	0.00%	0.00%
R	054975BB2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			808,180,236.00	786,218,550.28	234,220.38	3,785,178.95	0.00	0.00	4,019,399.33	785,984,329.90

X-A	054975AG2	0.655963%	636,441,000.00	614,479,314.28	0.00	335,896.38	0.00	0.00	335,896.38	614,245,093.90
X-D	054975AM9	2.369375%	20,204,000.00	20,204,000.00	0.00	39,892.38	0.00	0.00	39,892.38	20,204,000.00
Notional SubTotal			656,645,000.00	634,683,314.28	0.00	375,788.76	0.00	0.00	375,788.76	634,449,093.90

Deal Distribution Total					234,220.38	4,160,967.71	0.00	0.00	4,395,188.09

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	054975AA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	054975AB3	844.36046959	3.20849836	3.86646726	0.00000000	0.00000000	0.00000000	0.00000000	7.07496562	841.15197123
A-3	054975AC1	1,000.00000000	0.00000000	4.99833325	0.00000000	0.00000000	0.00000000	0.00000000	4.99833325	1,000.00000000
A-4	054975AD9	1,000.00000000	0.00000000	4.53250000	0.00000000	0.00000000	0.00000000	0.00000000	4.53250000	1,000.00000000
A-5	054975AE7	1,000.00000000	0.00000000	4.75833332	0.00000000	0.00000000	0.00000000	0.00000000	4.75833332	1,000.00000000
A-SB	054975AF4	1,000.00000000	0.00000000	4.95750030	0.00000000	0.00000000	0.00000000	0.00000000	4.95750030	1,000.00000000
A-S	054975AJ6	1,000.00000000	0.00000000	5.30781263	0.00000000	0.00000000	0.00000000	0.00000000	5.30781263	1,000.00000000
B	054975AK3	1,000.00000000	0.00000000	5.30781268	0.00000000	0.00000000	0.00000000	0.00000000	5.30781268	1,000.00000000
C	054975AL1	1,000.00000000	0.00000000	5.30781265	0.00000000	0.00000000	0.00000000	0.00000000	5.30781265	1,000.00000000
D	054975AP2	1,000.00000000	0.00000000	3.33333350	0.00000000	0.00000000	0.00000000	0.00000000	3.33333350	1,000.00000000
E-RR	054975AR8	1,000.00000000	0.00000000	5.30781234	0.00000000	0.00000000	0.00000000	0.00000000	5.30781234	1,000.00000000
F-RR	054975AT4	1,000.00000000	0.00000000	5.30781247	0.00000000	0.00000000	0.00000000	0.00000000	5.30781247	1,000.00000000
G-RR	054975AV9	1,000.00000000	0.00000000	5.30781231	0.00000000	0.00000000	0.00000000	0.00000000	5.30781231	1,000.00000000
H-RR	054975AX5	1,000.00000000	0.00000000	5.30781236	0.00000000	0.00000000	0.00000000	0.00000000	5.30781236	1,000.00000000
J-RR	054975AZ0	1,000.00000000	0.00000000	4.89367837	0.41413429	8.67232288	0.00000000	0.00000000	4.89367837	1,000.00000000
R	054975BB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	054975AG2	965.49297465	0.00000000	0.52777301	0.00000000	0.00000000	0.00000000	0.00000000	0.52777301	965.12495879
X-D	054975AM9	1,000.00000000	0.00000000	1.97447931	0.00000000	0.00000000	0.00000000	0.00000000	1.97447931	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	282,252.11	0.00	282,252.11	0.00	0.00	0.00	282,252.11	0.00
A-3	07/01/26 - 07/30/26	30	0.00	210,429.83	0.00	210,429.83	0.00	0.00	0.00	210,429.83	0.00
A-4	07/01/26 - 07/30/26	30	0.00	793,187.50	0.00	793,187.50	0.00	0.00	0.00	793,187.50	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,181,018.33	0.00	1,181,018.33	0.00	0.00	0.00	1,181,018.33	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	83,414.90	0.00	83,414.90	0.00	0.00	0.00	83,414.90	0.00
X-A	07/01/26 - 07/30/26	30	0.00	335,896.38	0.00	335,896.38	0.00	0.00	0.00	335,896.38	0.00
X-D	07/01/26 - 07/30/26	30	0.00	39,892.38	0.00	39,892.38	0.00	0.00	0.00	39,892.38	0.00
A-S	07/01/26 - 07/30/26	30	0.00	375,341.97	0.00	375,341.97	0.00	0.00	0.00	375,341.97	0.00
B	07/01/26 - 07/30/26	30	0.00	182,312.75	0.00	182,312.75	0.00	0.00	0.00	182,312.75	0.00
C	07/01/26 - 07/30/26	30	0.00	203,761.62	0.00	203,761.62	0.00	0.00	0.00	203,761.62	0.00
D	07/01/26 - 07/30/26	30	0.00	67,346.67	0.00	67,346.67	0.00	0.00	0.00	67,346.67	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	101,878.15	0.00	101,878.15	0.00	0.00	0.00	101,878.15	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	58,985.72	0.00	58,985.72	0.00	0.00	0.00	58,985.72	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	53,619.52	0.00	53,619.52	0.00	0.00	0.00	53,619.52	0.00
H-RR	07/01/26 - 07/30/26	30	0.00	48,258.63	0.00	48,258.63	0.00	0.00	0.00	48,258.63	0.00
J-RR	07/01/26 - 07/30/26	30	240,664.70	155,504.24	0.00	155,504.24	12,132.99	0.00	0.00	143,371.25	254,075.09
Totals			240,664.70	4,173,100.70	0.00	4,173,100.70	12,132.99	0.00	0.00	4,160,967.71	254,075.09

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	Additional Information
Total Available Distribution Amount (1)	4,395,188.09
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,184,172.21	Master Servicing Fee	2,793.15
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,445.49
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	338.17
ARD Interest	0.00	Operating Advisor Fee	1,285.04
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	209.66
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,184,172.21	Total Fees	11,071.51

Principal		Expenses/Reimbursements
Scheduled Principal	234,220.38	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	766.49
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	11,366.50
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	234,220.38	Total Expenses/Reimbursements	12,132.99

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,160,967.71
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	234,220.38
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,395,188.09
Total Funds Collected	4,418,392.59	Total Funds Distributed	4,418,392.59

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	786,218,550.73	786,218,550.73	Beginning Certificate Balance	786,218,550.28
(-) Scheduled Principal Collections	234,220.38	234,220.38	(-) Principal Distributions	234,220.38
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	785,984,330.35	785,984,330.35	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	786,834,612.94	786,834,612.94	Ending Certificate Balance	785,984,329.90
Ending Actual Collateral Balance	786,691,206.13	786,691,206.13

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.45)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.45)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.37%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	9,335,950.58	1.19%	70	5.7500	NAP	Defeased	2	9,335,950.58	1.19%	70	5.7500	NAP
4,999,999 or less	9	28,871,673.72	3.67%	75	6.5191	1.927948	1.39 or less	13	216,338,482.84	27.52%	69	6.6551	1.172493
5,000,000 to 9,999,999	12	85,033,744.85	10.82%	66	6.0990	1.576650	1.40 to 1.69	7	64,365,708.14	8.19%	65	6.3311	1.609248
10,000,000 to 19,999,999	14	181,360,579.13	23.07%	72	6.3026	1.534805	1.70 to 1.79	7	96,617,478.38	12.29%	74	6.0050	1.726465
20,000,000 to 29,999,999	8	206,382,382.07	26.26%	62	6.2038	1.905965	1.80 to 1.89	8	128,962,217.97	16.41%	73	6.2366	1.843058
30,000,000 to 39,999,999	2	66,000,000.00	8.40%	38	4.4638	2.283636	1.90 to 1.99	2	20,100,000.00	2.56%	75	6.7785	1.921294
40,000,000 to 47,499,999	1	45,000,000.00	5.73%	75	5.2100	2.930000	2.00 to 2.49	7	91,800,000.00	11.68%	56	6.1554	2.195991
47,500,000 or higher	3	164,000,000.00	20.87%	75	7.0080	1.905610	2.50 to 2.99	4	134,500,000.00	17.11%	57	5.1208	2.802602
Totals	51	785,984,330.35	100.00%	67	6.1862	1.872090	3.00 or more	1	23,964,492.44	3.05%	75	7.7950	3.240000
							Totals	51	785,984,330.35	100.00%	67	6.1862	1.872090
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	9,335,950.58	1.19%	70	5.7500	NAP	North Dakota	1	199,088.12	0.03%	40	4.8500	1.640000
Alabama	2	16,897,211.42	2.15%	74	6.2035	1.946723	Ohio	2	66,500,000.00	8.46%	75	6.4453	2.516842
Arizona	2	1,142,395.42	0.15%	40	4.8500	1.640000	Oklahoma	1	276,719.57	0.04%	40	4.8500	1.640000
California	5	95,588,809.49	12.16%	66	7.1531	1.291110	Oregon	1	526,226.29	0.07%	40	4.8500	1.640000
Colorado	1	41,769.56	0.01%	40	4.8500	1.640000	Pennsylvania	1	10,000,000.00	1.27%	72	6.1700	1.790000
Connecticut	1	42,900,000.00	5.46%	75	5.9900	1.700000	South Carolina	12	59,357,603.58	7.55%	75	6.5016	1.224259
Florida	6	28,174,400.12	3.58%	75	6.3485	1.186610	South Dakota	1	286,280.80	0.04%	40	4.8500	1.640000
Georgia	2	14,535,714.29	1.85%	75	6.8800	1.820000	Tennessee	6	39,546,518.09	5.03%	71	5.9314	2.025743
Illinois	1	6,080,000.00	0.77%	74	6.1170	2.310000	Texas	4	9,542,422.16	1.21%	69	6.1398	1.806703
Indiana	1	8,000,000.00	1.02%	75	6.0890	1.760000	Utah	1	312,532.05	0.04%	40	4.8500	1.640000
Iowa	3	4,579,982.40	0.58%	69	5.9223	2.207015	Virginia	3	51,976,514.73	6.61%	74	5.3517	2.761884
Kansas	5	1,722,566.12	0.22%	40	4.8500	1.640000	Washington	1	26,400,000.00	3.36%	74	6.5900	2.090000
Kentucky	2	5,583,286.76	0.71%	73	5.7218	2.020476	Wisconsin	1	13,582,050.00	1.73%	70	5.3550	1.860000
Louisiana	2	4,881,754.93	0.62%	71	6.2629	2.506492	Wyoming	6	3,817,587.54	0.49%	40	4.8500	1.640000
Maryland	2	4,553,414.61	0.58%	75	6.5309	1.640000	Totals	113	785,984,330.35	100.00%	67	6.1862	1.872090
Michigan	2	21,986,600.51	2.80%	74	6.6567	1.752572
									Property Type³
Minnesota	2	11,455,784.72	1.46%	70	5.3516	1.858505
Missouri	2	1,086,910.48	0.14%	40	4.8500	1.640000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Montana	2	779,008.82	0.10%	40	4.8500	1.640000		Properties	Balance	Agg. Bal.			DSCR¹
Nebraska	4	2,163,461.18	0.28%	40	4.8500	1.640000	Defeased	1	9,335,950.58	1.19%	70	5.7500	NAP
Nevada	2	29,967,693.94	3.81%	73	5.7337	1.738189	Industrial	11	160,940,000.00	20.48%	64	6.6652	1.788140
New Jersey	4	98,119,492.44	12.48%	33	5.4504	2.515948	Lodging	50	132,602,188.41	16.87%	70	6.4995	2.379790
New Mexico	3	2,015,723.73	0.26%	40	4.8500	1.640000	Mixed Use	2	47,600,000.00	6.06%	75	5.3098	2.875378
New York	5	44,114,663.27	5.61%	63	6.2178	1.254142	Multi-Family	2	33,900,000.00	4.31%	60	6.1608	1.762566
North Carolina	10	47,954,192.56	6.10%	75	6.8059	1.694028	Office	6	166,870,887.27	21.23%	55	5.4475	1.791793
							Other	1	10,000,000.00	1.27%	75	6.5090	1.090000
							Retail	36	206,108,630.29	26.22%	74	6.3649	1.573098
							Self Storage	4	18,626,673.72	2.37%	76	6.7905	1.204597
							Totals	113	785,984,330.35	100.00%	67	6.1862	1.872090

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	9,335,950.58	1.19%	70	5.7500	NAP	Defeased	2	9,335,950.58	1.19%	70	5.7500	NAP
	4.99999 or less	4	62,243,897.85	7.92%	18	3.8670	2.169449	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.00000 to 5.49999	2	69,960,000.00	8.90%	73	5.2617	2.548250	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.50000 to 5.99999	10	168,754,870.88	21.47%	59	5.8564	1.703070	25 months or greater	49	776,648,379.77	98.81%	67	6.1915	1.875408
	6.00000 to 6.49999	16	207,674,156.21	26.42%	74	6.2754	1.852861	Totals	51	785,984,330.35	100.00%	67	6.1862	1.872090
	6.50000 to 6.99999	11	147,548,124.66	18.77%	75	6.7701	1.733689
	7.00000 or greater	6	120,467,330.17	15.33%	76	7.5484	1.786595
	Totals	51	785,984,330.35	100.00%	67	6.1862	1.872090
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	9,335,950.58	1.19%	70	5.7500	NAP	Defeased	2	9,335,950.58	1.19%	70	5.7500	NAP
	82 months or less	49	776,648,379.77	98.81%	67	6.1915	1.875408	Interest Only	32	532,330,000.00	67.73%	64	6.0056	1.951113
83 months to 111 months		0	0.00	0.00%	0	0.0000	0.000000	356 months or less	17	244,318,379.77	31.08%	72	6.5964	1.710459
112 months to 116 months		0	0.00	0.00%	0	0.0000	0.000000	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	117 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	51	785,984,330.35	100.00%	67	6.1862	1.872090
	Totals	51	785,984,330.35	100.00%	67	6.1862	1.872090
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	9,335,950.58	1.19%	70	5.7500	NAP			No outstanding loans in this group
Underwriter's Information		2	18,743,897.85	2.38%	40	4.8500	1.640000
	12 months or less	46	751,612,003.54	95.63%	67	6.2187	1.882747
	13 months to 24 months	1	6,292,478.38	0.80%	74	6.9300	1.700000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	785,984,330.35	100.00%	67	6.1862	1.872090
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30321507	IN	Rialto	CA	Actual/360	7.610%	425,948.61	0.00	0.00	N/A	12/06/32	--	65,000,000.00	65,000,000.00	07/06/26
1A8	30321514				Actual/360	7.610%	19,659.17	0.00	0.00	N/A	12/06/32	--	3,000,000.00	3,000,000.00	07/06/26
2A1	30321515	RT	Various	Various	Actual/360	6.410%	162,600.73	25,247.52	0.00	N/A	11/06/32	--	29,458,137.15	29,432,889.63	08/06/26
2A2	30321543				Actual/360	6.410%	108,400.49	16,831.67	0.00	N/A	11/06/32	--	19,638,758.21	19,621,926.54	08/06/26
2A3	30321544				Actual/360	6.410%	84,010.38	13,044.55	0.00	N/A	11/06/32	--	15,220,037.50	15,206,992.95	08/06/26
3A1	30321516	RT	Various	Various	Actual/360	6.880%	296,222.22	0.00	0.00	N/A	11/06/32	--	50,000,000.00	50,000,000.00	08/06/26
3A3	30321518				Actual/360	6.880%	29,622.22	0.00	0.00	N/A	11/06/32	--	5,000,000.00	5,000,000.00	08/06/26
3A4	30321519				Actual/360	6.880%	29,622.22	0.00	0.00	N/A	11/06/32	--	5,000,000.00	5,000,000.00	08/06/26
4	30321520	LO	Columbus	OH	Actual/360	6.340%	267,512.78	0.00	0.00	N/A	11/06/32	--	49,000,000.00	49,000,000.00	08/06/26
5	30509438	MU	Vienna	VA	Actual/360	5.210%	201,887.50	0.00	0.00	N/A	11/06/32	--	45,000,000.00	45,000,000.00	08/06/26
6A1	30509448	OF	Greenwich	CT	Actual/360	5.990%	154,741.67	0.00	0.00	N/A	11/06/32	--	30,000,000.00	30,000,000.00	08/06/26
6A2	30509450				Actual/360	5.990%	51,580.56	0.00	0.00	N/A	11/06/32	--	10,000,000.00	10,000,000.00	08/06/26
6A3	30509451				Actual/360	5.990%	14,958.36	0.00	0.00	N/A	11/06/32	--	2,900,000.00	2,900,000.00	08/06/26
7A2	30509322	IN	Various	Various	Actual/360	6.117%	105,348.33	0.00	0.00	N/A	10/06/32	--	20,000,000.00	20,000,000.00	08/06/26
7A3	30509323				Actual/360	6.117%	52,674.17	0.00	0.00	N/A	10/06/32	--	10,000,000.00	10,000,000.00	08/06/26
7A4	30509324				Actual/360	6.117%	21,069.67	0.00	0.00	N/A	10/06/32	--	4,000,000.00	4,000,000.00	08/06/26
7A5	30509325				Actual/360	6.117%	10,534.83	0.00	0.00	N/A	10/06/32	--	2,000,000.00	2,000,000.00	08/06/26
7A6	30509326				Actual/360	6.117%	10,534.83	0.00	0.00	N/A	10/06/32	--	2,000,000.00	2,000,000.00	08/06/26
8A-A-1	30508516	OF	Jersey City	NJ	Actual/360	3.192%	98,952.00	0.00	0.00	N/A	03/08/27	--	36,000,000.00	36,000,000.00	08/08/26
9	30321521	OF	Henderson	NV	Actual/360	5.750%	145,694.62	0.00	0.00	N/A	10/01/32	--	29,425,000.00	29,425,000.00	08/01/26
10	30321522	IN	Jersey City	NJ	Actual/360	5.790%	136,611.83	0.00	0.00	N/A	11/06/27	--	27,400,000.00	27,400,000.00	08/06/26
11	30509392	MF	Vancouver	WA	Actual/360	6.590%	149,812.67	0.00	0.00	N/A	10/06/32	--	26,400,000.00	26,400,000.00	08/06/26
12A2	30321523	RT	Chattanooga	TN	30/360	5.850%	72,122.17	16,368.97	0.00	N/A	06/06/32	--	14,794,291.46	14,777,922.49	08/06/26
12A4	30321524				30/360	5.850%	48,081.45	10,912.64	0.00	N/A	06/06/32	--	9,862,861.03	9,851,948.39	08/06/26
13	30321525	RT	Various	Various	Actual/360	5.355%	115,096.80	0.00	0.00	N/A	06/01/32	--	24,960,000.00	24,960,000.00	08/01/26
14	30321526	OF	Laguna Hills	CA	Actual/360	5.930%	126,638.44	0.00	0.00	N/A	11/06/29	--	24,800,000.00	24,800,000.00	08/06/26
15A1	30509441	LO	Atlantic City	NJ	Actual/360	7.795%	160,973.17	17,109.12	0.00	N/A	11/06/32	--	23,981,601.56	23,964,492.44	06/06/26
16A2	30321527	LO	Various	Various	Actual/360	4.850%	52,812.23	49,529.39	0.00	N/A	12/06/29	--	12,645,428.81	12,595,899.42	11/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
16A9	30321528				Actual/360	4.850%	25,777.40	24,175.06	0.00	N/A	12/06/29	--	6,172,173.49	6,147,998.43	11/06/25
17A4	30509310	OF	New York	NY	Actual/360	6.030%	72,695.00	0.00	0.00	N/A	09/06/32	--	14,000,000.00	14,000,000.00	08/06/26
17A6	30509312				Actual/360	6.030%	25,962.50	0.00	0.00	N/A	09/06/32	--	5,000,000.00	5,000,000.00	08/06/26
18	30321529	LO	Columbus	OH	Actual/360	6.740%	101,568.06	0.00	0.00	N/A	11/06/32	--	17,500,000.00	17,500,000.00	08/06/26
19	30321530	OF	Farmington Hills	MI	Actual/360	7.210%	91,628.03	12,330.16	0.00	N/A	11/06/32	--	14,758,217.43	14,745,887.27	08/06/26
21	30321532	RT	Webster	NY	Actual/360	7.210%	69,327.09	9,329.17	0.00	N/A	11/01/32	--	11,166,279.63	11,156,950.46	08/01/26
22A2	30321533	IN	Various	Various	Actual/360	5.530%	52,381.39	0.00	0.00	N/A	08/06/32	--	11,000,000.00	11,000,000.00	08/06/26
23	30321534	SS	Brick	NJ	Actual/360	6.920%	64,087.85	0.00	0.00	N/A	12/01/32	--	10,755,000.00	10,755,000.00	08/01/26
24A3	30509207	IN	Wilkes Barre	PA	Actual/360	6.170%	53,130.56	0.00	0.00	N/A	08/06/32	--	10,000,000.00	10,000,000.00	03/06/26
25	30509446	98	Pompano Beach	FL	Actual/360	6.509%	56,049.72	0.00	0.00	N/A	11/06/32	--	10,000,000.00	10,000,000.00	08/06/26
26A2	30321535	RT	Albany	NY	Actual/360	5.750%	27,777.41	8,454.30	0.00	N/A	06/06/32	--	5,610,024.52	5,601,570.22	08/06/26
26A4	30321536				Actual/360	5.750%	18,518.28	5,636.19	0.00	N/A	06/06/32	--	3,740,016.55	3,734,380.36	08/06/26
27	30321537	LO	Wilmington	NC	Actual/360	6.760%	50,860.18	8,222.75	0.00	N/A	10/06/32	--	8,737,195.31	8,728,972.56	08/06/26
28	30509306	LO	McAllen	TX	Actual/360	6.320%	45,612.16	8,817.15	0.00	N/A	09/06/32	--	8,381,164.24	8,372,347.09	08/06/26
29	30321538	RT	Miami	FL	Actual/360	5.990%	44,359.28	0.00	0.00	N/A	10/06/32	--	8,600,000.00	8,600,000.00	08/06/26
30	30321539	RT	Hammond	IN	Actual/360	6.089%	41,946.44	0.00	0.00	N/A	11/06/32	--	8,000,000.00	8,000,000.00	08/06/26
31A3	30321540	MF	New York	NY	Actual/360	4.650%	30,031.25	0.00	0.00	N/A	08/06/27	--	7,500,000.00	7,500,000.00	08/06/26
32	30321541	LO	Vestal	NY	Actual/360	6.930%	37,584.29	5,685.53	0.00	N/A	10/06/32	--	6,298,163.91	6,292,478.38	08/06/26
33	30509315	IN	Springfield	VA	Actual/360	6.360%	35,817.40	0.00	0.00	N/A	09/06/32	--	6,540,000.00	6,540,000.00	08/06/26
34	30509354	RT	Baton Rouge	LA	Actual/360	6.383%	24,733.35	0.00	0.00	N/A	10/06/32	--	4,500,000.00	4,500,000.00	08/06/26
35	30321542	SS	Landover Hills	MD	Actual/360	6.570%	25,175.88	0.00	0.00	N/A	12/01/32	--	4,450,000.00	4,450,000.00	08/01/26
36	30509334	SS	Various	FL	Actual/360	6.670%	19,667.27	2,526.21	0.00	N/A	10/06/32	--	3,424,199.93	3,421,673.72	08/06/26
37	30509432	MU	Los Angeles	CA	Actual/360	7.038%	15,757.30	0.00	0.00	N/A	11/06/32	--	2,600,000.00	2,600,000.00	08/06/26
Totals							4,184,172.21	234,220.38	0.00				786,218,550.73	785,984,330.35
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	19,357,437.00	0.00	--	--	--	0.00	0.00	425,808.67	425,808.67	0.00	0.00
1A8	19,357,437.00	0.00	--	--	--	0.00	0.00	19,652.71	19,652.71	0.00	0.00
2A1	5,227,410.88	1,417,174.79	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	5,227,410.88	1,417,174.79	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3	5,227,410.88	1,417,174.79	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	10,918,893.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	10,918,893.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A4	10,918,893.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	12,672,558.74	2,478,737.45	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,366,715.54	7,007,142.23	07/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	5,120,357.23	1,119,361.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	5,120,357.23	1,119,361.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	5,120,357.23	1,119,361.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2	10,984,404.91	9,490,690.71	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3	10,984,404.91	9,490,690.71	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A4	10,984,404.91	9,490,690.71	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A5	10,984,404.91	9,490,690.71	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A6	10,984,404.91	9,490,690.71	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-A-1	17,625,154.60	17,697,384.60	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,190,222.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,504,284.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,717,005.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2	9,850,747.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A4	9,850,747.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,540,619.25	2,557,835.84	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,753,022.24	1,627,971.88	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15A1	14,624,331.00	0.00	--	--	--	0.00	0.00	177,777.90	356,062.94	0.00	0.00
16A2	0.00	0.00	--	--	06/11/26	123,394.37	1,528.62	101,666.03	919,299.87	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
16A9	0.00	0.00	--	--	06/11/26	60,228.20	746.12	49,622.71	448,705.88	0.00	0.00
17A4	11,105,570.04	2,078,493.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17A6	11,105,570.04	2,078,493.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,574,737.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,820,896.39	590,589.05	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,536,117.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22A2	4,618,150.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	858,327.00	771,210.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24A3	6,987,222.00	1,676,884.00	01/01/26	03/31/26	--	0.00	0.00	53,003.63	262,118.77	0.00	0.00
25	413,747.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26A4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,257,958.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,415,576.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	708,284.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	887,914.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31A3	10,484,796.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	712,329.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	795,483.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	494,216.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	299,742.18	313,017.69	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	360,324.22	89,621.09	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	301,569,252.48	94,030,442.35				183,622.57	2,274.74	827,531.65	2,431,648.84	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	1	23,964,492.44	0	0.00	3	28,743,897.85	0	0.00	2	18,743,897.85	0	0.00	0	0.00	0	0.00	6.186234%	6.169866%	67
07/17/26	0	0.00	0	0.00	3	28,817,602.30	0	0.00	2	18,817,602.30	0	0.00	0	0.00	0	0.00	6.186183%	6.169815%	68
06/17/26	0	0.00	1	10,000,000.00	2	18,893,535.01	0	0.00	2	18,893,535.01	0	0.00	0	0.00	0	0.00	6.186150%	6.169781%	69
05/15/26	1	10,000,000.00	0	0.00	2	18,966,617.12	0	0.00	2	18,966,617.12	0	0.00	0	0.00	0	0.00	6.186098%	6.169730%	70
04/17/26	1	24,042,512.86	0	0.00	2	19,041,949.98	0	0.00	2	19,041,949.98	0	0.00	0	0.00	0	0.00	6.186066%	6.169696%	71
03/17/26	0	0.00	1	24,059,101.77	2	19,114,414.83	0	0.00	2	19,114,414.83	0	0.00	0	0.00	0	0.00	6.186014%	6.169645%	72
02/18/26	1	24,091,124.92	2	19,194,303.73	0	0.00	0	0.00	2	19,194,303.73	0	0.00	2	689,766.20	0	0.00	6.186018%	6.169648%	73
01/16/26	0	0.00	0	0.00	3	44,090,849.53	0	0.00	2	19,983,459.83	0	0.00	0	0.00	0	0.00	6.184751%	6.168382%	74
12/17/25	0	0.00	1	24,123,546.04	2	20,052,008.92	0	0.00	2	20,052,008.92	0	0.00	0	0.00	0	0.00	6.184705%	6.168336%	75
11/18/25	1	24,144,787.81	0	0.00	2	20,122,972.66	0	0.00	0	0.00	3	64,814,505.89	0	0.00	0	0.00	6.184677%	6.168308%	76
10/20/25	1	24,160,694.79	0	0.00	2	20,190,941.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.184631%	6.168262%	77
09/17/25	0	0.00	0	0.00	2	20,261,345.99	0	0.00	0	0.00	0	0.00	0	0.00	1	12,189,862.25	6.184601%	6.168232%	78
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A1	30321507	07/06/26	0	B	425,808.67	425,808.67	0.00	65,000,000.00
1A8	30321514	07/06/26	0	B	19,652.71	19,652.71	0.00	3,000,000.00
15A1	30509441	06/06/26	1	1	177,777.90	356,062.94	64,706.54	24,003,759.43	05/05/25	2
16A2	30321527	11/06/25	8	6	101,666.03	919,299.87	0.00	13,044,532.52	04/30/24	7	06/26/24		11/12/25
16A9	30321528	11/06/25	8	6	49,622.71	448,705.88	0.00	6,366,974.12	04/30/24	7	06/26/24		11/12/25
24A3	30509207	03/06/26	4	6	53,003.63	262,118.77	0.00	10,000,000.00	04/14/26	98
Totals					827,531.65	2,431,648.84	64,706.54	121,415,266.07
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		43,500,000	43,500,000		0	0
13 - 24 Months		27,400,000	27,400,000		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		43,543,898	24,800,000		0	18,743,898
49 - 60 Months		0	0		0	0
> 60 Months		671,540,433	637,575,940	33,964,492		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	785,984,330	733,275,940	23,964,492	0	10,000,000	18,743,898
Jul-26	786,218,551	757,400,948	0	0	10,000,000	18,817,602
Jun-26	786,482,257	757,588,722	0	10,000,000	0	18,893,535
May-26	786,713,905	757,747,288	10,000,000	0	0	18,966,617
Apr-26	786,975,126	743,890,663	24,042,513	0	0	19,041,950
Mar-26	787,204,228	744,030,711	0	24,059,102	0	19,114,415
Feb-26	787,524,694	744,239,265	24,091,125	19,194,304	0	0
Jan-26	788,468,249	744,377,399	0	0	44,090,850	0
Dec-25	788,690,336	744,514,781	0	24,123,546	20,052,009	0
Nov-25	788,942,330	744,674,569	24,144,788	0	20,122,973	0
Oct-25	789,161,964	744,810,328	24,160,695	0	20,190,942	0
Sep-25	789,408,587	769,147,241	0	0	20,261,346	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15A1	30509441	23,964,492.44	24,003,759.43	140,000,000.00	08/03/22	13,557,370.00	3.24000	12/31/25	11/06/32	314
16A2	30321527	12,595,899.42	13,044,532.52		--	20,155,246.99	1.64000	--	12/06/29	189
16A9	30321528	6,147,998.43	6,366,974.12		--	20,155,246.99	1.64000	--	12/06/29	189
24A3	30509207	10,000,000.00	10,000,000.00	112,900,000.00	08/01/22	1,676,884.00	1.79000	03/31/26	08/06/32	I/O
Totals		52,708,390.29	53,415,266.07	252,900,000.00		55,544,747.98

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
15A1	30509441	LO	NJ	05/05/25	2
8/11/2026 - Foreclosure filed 6/30/2026 and the complaint is currently out for service to all defendants, of which only one remains unserved. Borrower remains non-compliant with cash management.

16A2	30321527	LO	Various	04/30/24	7

8/11/2026 - The Borrower filed for Chapter 11 bankruptcy on June 26, 2024. The Borrower and Lender subsequently agreed to a court-approved plan to sell all collateral, and the Lender was the successful bidder at the 363 Sale held on

September 25, 2025. Ti tle to all Properties in the Portfolio transferred on November 12, 2025 and is now REO. Updates on the litigation wind-down will be provided as they become available. The Special Servicer is exploring sale strategies while negotiating railroad contract ex tensions, and has completed certain deferred maintenance items and addressed brand standard deficiencies. Trailing-twelve-month average KPIs as of June 2026 show a 109.4% occupancy index, 100.5% ADR index, and 99.4% RevPAR index.
16A9	30321528	Various	Various	04/30/24	7

8/11/2026 - The Borrower filed for Chapter 11 bankruptcy on June 26, 2024. The Borrower and Lender subsequently agreed to a court-approved plan to sell all collateral, and the Lender was the successful bidder at the 363 Sale held on

September 25, 2025. Ti tle to all Properties in the Portfolio transferred on November 12, 2025 and is now REO. Updates on the litigation wind-down will be provided as they become available. The Special Servicer is exploring sale strategies while negotiating railroad contract ex tensions, and has completed certain deferred maintenance items and addressed brand standard deficiencies. Trailing-twelve-month average KPIs as of June 2026 show a 109.4% occupancy index, 100.5% ADR index, and 99.4% RevPAR index.
24A3	30509207	IN	PA	04/14/26	98

8/11/2026 - Loan transferred to Special Servicing effective 4/16/2026 due to imminent default resulting from the bankruptcy filing of the parent company of the 100% single tenant (Saks & Company, LLC). Collateral is a 822,771-sf warehouse distribution cen ter in Wilkes Barre, PA. PNA has been signed. Loan is paid to 4/6/26. The single-tenant lease was ultimately rejected in bankruptcy and the asset is vacant. Special servicer has engaged legal counsel and is evaluating rights and remedies. A DPO offer from Borrower is also under review. Updated appraisal is in process.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2A1	30321515	0.00	6.41000%	30,000,000.00	6.41000%	8	10/09/24	10/09/24	01/27/25
2A1	30321515	0.00	6.41000%	0.00	6.41000%	8	09/30/25	09/30/25	10/24/25
2A2	30321543	0.00	6.41000%	20,000,000.00	6.41000%	8	10/09/24	10/09/24	01/27/25
2A2	30321543	0.00	6.41000%	0.00	6.41000%	8	09/30/25	09/30/25	10/24/25
2A3	30321544	0.00	6.41000%	15,500,000.00	6.41000%	8	10/09/24	10/09/24	01/27/25
2A3	30321544	0.00	6.41000%	0.00	6.41000%	8	09/30/25	09/30/25	10/24/25
Totals		0.00		65,500,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
20	30321531 09/17/25	12,189,862.25	21,000,000.00	(1,758.97)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		12,189,862.25	21,000,000.00	(1,758.97)	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
20	30321531	09/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15A1	0.00	0.00	5,162.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16A2	0.00	0.00	4,051.01	0.00	0.00	515.08	0.00	0.00	0.00	0.00	0.00	0.00
16A9	0.00	0.00	0.00	0.00	0.00	251.41	0.00	0.00	0.00	0.00	0.00	0.00
24A3	0.00	0.00	2,152.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	11,366.50	0.00	0.00	766.49	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		12,132.99

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Supplemental Notes
None

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